Equity - Schedule of Shareholders Equity Tax Account (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Contributed capital account	$ 26,428,488	$ 25,621,413	$ 26,503,103
Net tax income account	6,826,301	4,840,176	4,548,882
Stockholders equity tax account	$ 33,254,789	$ 30,461,589	$ 31,051,985